SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Marketable Securities Held in Trust Account
Cash withdrawn from Trust Account to pay franchise and income taxes	$ 334,927
INCOME TAX
Unrecognized tax benefits	0	$ 0
Amounts accrued for interest and penalties	$ 0	$ 0
Net Loss Per Common Share
Exclusion of shares in calculation of diluted loss per share	14,166,667
Concentrations of Credit Risk	$ 250,000